Federated Hermes Intermediate Municipal Fund
A Portfolio of Federated Hermes Intermediate Municipal Trust
CLASS A SHARES (TICKER FIMTX)
INSTITUTIONAL SHARES (TICKER FIMYX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2023
Under “Investment Adviser,” in the section “Portfolio Manager Information-Richard J. Gallo, Portfolio Manager,” following Mr. Gallo’s “Dollar value range of shares owned in the Fund:,” please replace “None.” with “$100,001- $500,000.”
April 10, 2024

Federated Hermes Intermediate Municipal Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456776 (4/24)
© 2024 Federated Hermes, Inc.